Reporting entity	6 Months Ended
Jun. 30, 2024
General Information [Abstract]
Reporting entity	Reporting entity
Euronav NV (the “Company”) is a company domiciled in Belgium. The address of the Company’s registered office is De Gerlachekaai 20, 2000 Antwerpen, Belgium. The condensed consolidated interim financial statements ("interim financial statements") as at and for the six months ended June 30, 2024 comprise the
Company and its subsidiaries (together referred to as Euronav or the “Group”) and the Group’s interest in associates and joint ventures.